Finance Receivables - Summary of Contractual Maturities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Retail [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 31,837,922	¥ 27,638,021
Retail [Member] | Within 1 year [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	8,659,405	7,518,918
Retail [Member] | Between 1 and 2 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	7,365,657	6,317,972
Retail [Member] | Between 2 and 3 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	6,372,603	5,500,349
Retail [Member] | Between 3 and 4 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	4,916,999	4,265,070
Retail [Member] | Between 4 and 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	2,841,501	2,623,094
Retail [Member] | Later than 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	1,681,757	1,412,619
Finance leases [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	3,330,663	2,814,157
Finance leases [Member] | Within 1 year [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	1,248,720	1,041,282
Finance leases [Member] | Between 1 and 2 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	904,612	745,842
Finance leases [Member] | Between 2 and 3 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	681,364	576,552
Finance leases [Member] | Between 3 and 4 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	338,381	320,721
Finance leases [Member] | Between 4 and 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	126,279	101,389
Finance leases [Member] | Later than 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	31,306	28,371
Wholesale and other dealer loans [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	5,821,931	4,902,537
Wholesale and other dealer loans [Member] | Within 1 year [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	4,481,525	3,617,276
Wholesale and other dealer loans [Member] | Between 1 and 2 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	452,366	367,663
Wholesale and other dealer loans [Member] | Between 2 and 3 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	233,452	231,623
Wholesale and other dealer loans [Member] | Between 3 and 4 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	168,333	162,658
Wholesale and other dealer loans [Member] | Between 4 and 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	134,005	119,871
Wholesale and other dealer loans [Member] | Later than 5 years [Member]
Statements [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 352,251	¥ 403,444